FAIR VALUE MEASUREMENTS (Details) (Fair Value, Measurements, Recurring, USD $)	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Measurements, Recurring
Fair value measurement
Assets fair value	$ 0	$ 0
Liabilities fair value	$ 0	$ 0